Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	209,683,768	208,539,316
Number of shares held in employee benefit trust (in shares)	9,305,925	20,902,218